Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of other assets [abstract]
Accrued interest	$ 2,812	$ 2,790
Accounts receivable and prepaids	2,026	2,298
Current tax assets	1,520	1,534
Margin deposit derivatives	4,912	5,560
Segregated fund assets	2,248	2,405
Pension assets	260	422
Receivable from brokers, dealers and clients	2,347	1,161
Other	3,597	6,721
Total	$ 19,722	$ 22,891